Inventories (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Inventories written down value	€ 414	€ 24
Finished goods and products	2,727	2,971
Doctors [Member]
Statement Line Items [Line Items]
Finished goods and products	€ 145	€ 89